Schedule III - Real Estate Investments	12 Months Ended
Dec. 31, 2014
Schedule III - Real Estate Iinvestments

QTS REALTY TRUST, INC.
QUALITYTECH, LP

CONSOLIDATED FINANCIAL STATEMENTS
SCHEDULE III — REAL ESTATE INVESTMENTS
December 31, 2014

As of December 31, 2014 (dollars in thousands)	Initial Costs			Costs Capitalized Subsequent to Acquisition			Gross Carrying Amount			Accumulated Depreciation and Amortization	Date of Acquisition
Property Location	Land	Buildings and Improvements	Construction in Progress	Land	Buildings and Improvements	Construction in Progress	Land	Buildings and Improvements	Construction in Progress
Owned Properties
Suwanee, Georgia	$1,395	$29,802	$—	$2,126	$109,189	$6,345	$3,521	$138,991	$6,345	$(41,761)	9/1/2005
Atlanta, Georgia (Metro)	12,647	35,473	—	2,750	320,649	22,693	15,397	356,122	22,693	(76,031)	10/3/2006
Santa Clara, California*	—	15,838	—	—	74,494	650	—	90,332	650	(23,672)	11/1/2007
Richmond, Virginia	2,000	11,200	—	180	115,880	71,794	2,180	127,080	71,794	(15,589)	3/20/2010
Sacramento, California	1,481	52,753	—	—	7,341	278	1,481	60,094	278	(2,899)	12/21/2012
Princeton, New Jersey	17,976	35,865	—	—	86	90	17,976	35,951	90	(465)	6/30/2014
Dallas-Fort Worth, Texas	—	5,808	—	5,808	38,245	89,982	5,808	44,053	89,982	(994)	2/8/2013
Chicago, Illinois	—	—	17,764	—	—	4,022	—	—	21,786	—	7/8/2014
Miami, Florida	1,777	6,955	—	—	21,831	129	1,777	28,786	129	(6,814)	3/6/2008
Lenexa, Kansas	400	3,100	—	37	198	25	437	3,298	25	(8)	6/3/2011
Wichita, Kansas	—	686	—	—	723	—	—	1,409	—	(550)	3/31/2005
	$37,676	$197,480	$17,764	$10,901	$688,636	$196,008	$48,577	$886,116	$213,772	$(168,783)
Leased Properties
Jersey City, New Jersey	—	1,985	—	—	25,333	920	—	27,318	920	(10,879)	11/1/2006
Overland Park, Kansas	—	—	—	—	852	27	—	852	27	(505)
	—	1,985	—	—	26,185	947	—	28,170	947	(11,384)
	$37,676	$199,465	$17,764	$10,901	$714,821	$196,955	$48,577	$914,286	$214,719	$(180,167)

*	Owned facility subject to long-term ground sublease.
The following table reconciles the historical cost and accumulated depreciation for the years ended December 31, 2014, 2013 and 2012.

	Years Ended December 31,
	2014	2013	2012
Property
Balance, beginning of period	$905,735	$734,828	$555,586
Disposals	(54)	—	(794)
Additions (acquisitions and improvements)	271,901	170,907	180,036
Balance, end of period	$1,177,582	$905,735	$734,828
Accumulated depreciation
Balance, beginning of period	$(137,725)	$(102,900)	$(74,536)
Disposals	39	—	162
Additions (depreciation and amortization expense)	(42,481)	(34,825)	(28,526)
Balance, end of period	$(180,167)	$(137,725)	$(102,900)

Qualitytech, LP [Member]
Schedule III - Real Estate Iinvestments

QTS REALTY TRUST, INC.
QUALITYTECH, LP

CONSOLIDATED FINANCIAL STATEMENTS
SCHEDULE III — REAL ESTATE INVESTMENTS
December 31, 2014

As of December 31, 2014 (dollars in thousands)	Initial Costs			Costs Capitalized Subsequent to Acquisition			Gross Carrying Amount			Accumulated Depreciation and Amortization	Date of Acquisition
Property Location	Land	Buildings and Improvements	Construction in Progress	Land	Buildings and Improvements	Construction in Progress	Land	Buildings and Improvements	Construction in Progress
Owned Properties
Suwanee, Georgia	$1,395	$29,802	$—	$2,126	$109,189	$6,345	$3,521	$138,991	$6,345	$(41,761)	9/1/2005
Atlanta, Georgia (Metro)	12,647	35,473	—	2,750	320,649	22,693	15,397	356,122	22,693	(76,031)	10/3/2006
Santa Clara, California*	—	15,838	—	—	74,494	650	—	90,332	650	(23,672)	11/1/2007
Richmond, Virginia	2,000	11,200	—	180	115,880	71,794	2,180	127,080	71,794	(15,589)	3/20/2010
Sacramento, California	1,481	52,753	—	—	7,341	278	1,481	60,094	278	(2,899)	12/21/2012
Princeton, New Jersey	17,976	35,865	—	—	86	90	17,976	35,951	90	(465)	6/30/2014
Dallas-Fort Worth, Texas	—	5,808	—	5,808	38,245	89,982	5,808	44,053	89,982	(994)	2/8/2013
Chicago, Illinois	—	—	17,764	—	—	4,022	—	—	21,786	—	7/8/2014
Miami, Florida	1,777	6,955	—	—	21,831	129	1,777	28,786	129	(6,814)	3/6/2008
Lenexa, Kansas	400	3,100	—	37	198	25	437	3,298	25	(8)	6/3/2011
Wichita, Kansas	—	686	—	—	723	—	—	1,409	—	(550)	3/31/2005
	$37,676	$197,480	$17,764	$10,901	$688,636	$196,008	$48,577	$886,116	$213,772	$(168,783)
Leased Properties
Jersey City, New Jersey	—	1,985	—	—	25,333	920	—	27,318	920	(10,879)	11/1/2006
Overland Park, Kansas	—	—	—	—	852	27	—	852	27	(505)
	—	1,985	—	—	26,185	947	—	28,170	947	(11,384)
	$37,676	$199,465	$17,764	$10,901	$714,821	$196,955	$48,577	$914,286	$214,719	$(180,167)

*	Owned facility subject to long-term ground sublease.
The following table reconciles the historical cost and accumulated depreciation for the years ended December 31, 2014, 2013 and 2012.

	Years Ended December 31,
	2014	2013	2012
Property
Balance, beginning of period	$905,735	$734,828	$555,586
Disposals	(54)	—	(794)
Additions (acquisitions and improvements)	271,901	170,907	180,036
Balance, end of period	$1,177,582	$905,735	$734,828
Accumulated depreciation
Balance, beginning of period	$(137,725)	$(102,900)	$(74,536)
Disposals	39	—	162
Additions (depreciation and amortization expense)	(42,481)	(34,825)	(28,526)
Balance, end of period	$(180,167)	$(137,725)	$(102,900)